Operations (Tables)	12 Months Ended
Dec. 31, 2022
Operations and Reorganization [Abstract]
Schedule of subsidiaries and variable interest entities
As of December 31, 2022, the Company’s major subsidiaries and consolidated VIEs are as follows:

	Place and year of incorporation	Percentage of economic ownership	Principal activities
Subsidiaries
Youdao (Hong Kong) Limited	Hong Kong, China, 2016	100%	Holding company
Youdao Education Technology (Hong Kong) Limited	Hong Kong, China, 2021	100%	Providing sales of smart devices
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China, 2006	100%	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. (“Youdao Hangzhou”)	Hangzhou, China, 2019	100%	Providing technical support to the VIEs
NetEase Youdao (Hangzhou) Smart Technology Co., Ltd. (“Youdao Smart Technology”)	Hangzhou, China, 2021	100%	Providing sales of smart devices

	Place and year of incorporation	Percentage of beneficial interests	Principal activities
VIEs

Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China, 2007	100%	Providing online learning services as well as online marketing services
Hangzhou NetEase Linjiedian Education Technology Co., Ltd. (“Linjiedian Education”)	Hangzhou, China, 2019	100%	Providing online learning services
Youdao (Guangzhou) Computer System Co., Ltd. (“Youdao Guangzhou Computer”)	Guangzhou, China, 2021	100%	Providing online learning services

Schedule of variable interest entities
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements:

	As of December 31,
	2021	2022
	RMB	RMB
Assets
Cash and cash equivalents	134,639	238,585
Restricted cash (Note 2(j))	749,770	873
Short-term investments	13,617	21,356
Accounts receivable, net	146,257	170,005
Inventories	48,477	52,958
Amounts due from NetEase Group and Youdao Group	442,286	1,393,994
Prepayment and other current assets	64,005	90,365
Assets held for sale	204	—

Total current assets	1,599,255	1,968,136

Property, equipment and software, net	3,244	5,525
Operating lease right-of-use assets, net	26,320	31,985
Goodwill	103,006	103,006
Other assets, net	36,405	73,119

Total non-current assets	168,975	213,635

Total assets	1,768,230	2,181,771

Liabilities
Accounts payables	45,756	49,305
Payroll payable	11,873	10,803
Amounts due to NetEase Group and Youdao Group	504,605	857,883
Contract liabilities	1,011,734	1,017,029
Taxes payable	4,072	19,516
Accrued liabilities and other payables	65,547	122,758

Total current liabilities	1,643,587	2,077,294

Long-term lease liabilities	15,803	22,565
Other non-current liabilities	—	4,498

Total non-current liabilities	15,803	27,063

Total liabilities	1,659,390	2,104,357

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues:
Third-party net revenues	1,792,962	2,750,610	3,505,470
Other intra-Group net revenues	552	941	10,512

Total net revenues	1,793,514	2,751,551	3,515,982

Cost and expenses:
Third-party cost and expenses	(421,814)	(561,272)	(759,964)
Intra-Group cost and expenses related to technical consulting and related services	(1,402,371)	(2,221,199)	(2,767,812)
Other intra-Group cost and expenses	(1,107)	(10,673)	(2,685)

Total cost and expenses	(1,825,292)	(2,793,144)	(3,530,461)

Net income/(loss) from continuing operations	20,483	(58,520)	(31,539)

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with external parties	3,034,716	3,278,167	2,950,638
Net cash used in transactions with intra-Group companies related to technical consulting and related services	(3,098,831)	(2,409,300)	(2,944,165)
Net cash provided by/(used in) other transactions with intra-Group companies	1,613	(699)	(589,142)

Net cash (used in)/provided by operating activities	(62,502)	868,168	(582,669)

Cash flows from investing activities:
Net cash provided by/(used in) transactions with external parties	65,510	8,550	(62,282)

Net cash provided by/(used in) investing activities	65,510	8,550	(62,282)